FRANKLIN TEMPLETON INVESTMENTS

ONE FRANKLIN PARKWAY

SAN MATEO, CA 94403-1906

November 30, 2010

Filed Via EDGAR (CIK #0000757010)

Securities and Exchange Commission

100 F Street NE

Washington, DC 20549

RE:  Franklin Tax-Free Trust ("Registrant")

File Nos. 002-94222 and 811-04149

Ladies/Gentlemen:

On behalf of the above-referenced Registrant, submitted herewith under the EDGAR system, please find Post-Effective Amendment No. 43 to the Registrant's Registration Statement on Form N-1A (the "Amendment"), which is being filed under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended.

The filing has been made in order to add an additional class of shares, Advisor Class, to the following series of the Registrant: Franklin Federal Limited-Term Tax-Free Fund.

Pursuant to Rule 485(a) under the 1933 Act, the Amendment will become effective on February 1, 2011.

Please direct any comments or questions regarding this filing to Kristin Ives, Esq., at (215)564-8037.

Sincerely yours,

FRANKLIN TAX-FREE TRUST

/s/DAVID P. GOSS

David P. Goss

Vice President

DPG:rs

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